Filed with the Securities and Exchange Commission on October 22, 2024
REGISTRATION NO. 333-150220
INVESTMENT COMPANY ACT NO. 811-05438

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 48
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 228

FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B
(Exact Name of Registrant)
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
(Name of Depositor)
10 EXCHANGE PLACE, Suite 2210
JERSEY CITY, NEW JERSEY 07302
(615) 981-8801
(Address and telephone number of Depositor’s principal executive offices)

FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
C/O CT CORPORATION
3800 NORTH CENTRAL AVENUE, SUITE 460
PHOENIX, ARIZONA 85012
(602) 248-1145
(Name, address and telephone number of agent for service)

COPIES TO:
RICHARD E. BUCKLEY
SENIOR VICE PRESIDENT & ASSISTANT GENERAL COUNSEL
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY
10 EXCHANGE PLACE, Suite 2210
JERSEY CITY, NEW JERSEY 07302
(615) 981-8801

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

⊠	immediately upon filing pursuant to paragraph (b) of Rule 485
□	on __________ pursuant to paragraph (b) of Rule 485
□	60 days after filing pursuant to paragraph (a)(i) of Rule 485
□	on __________ pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 48 to Registration Statement No. 333-150220 for the purpose of including in the Registration Statement a Prospectus supplement. This Post-Effective Amendment incorporates by reference the Prospectuses  and Statement  of Additional Information included in Part A and Part B, respectively, of Post-Effective Amendment No. 47 filed on April 25, 2024.

FORTITUDE LIFE INSURANCE & ANNUITY COMPANY

FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B

Supplement dated October 22, 2024
to Prospectuses and Updating Summary Prospectuses dated May 1, 2024

This Supplement should be read in conjunction with the current Prospectus and Updating Summary Prospectus ("Prospectus(es)") for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-800-879-7012.
This Supplement contains changes to the variable investment options available through your Annuity.  Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own.

I. Portfolio Name Changes:
Effective on or about November 14, 2024, the names of certain Portfolios of the Advanced Series Trust will be changed as follows:

Current Portfolio Name	New Portfolio Name
AST J.P. Morgan Global Thematic Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio
AST J.P. Morgan Tactical Preservation Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio

II. Portfolio Subadvisor Changes:
Effective on or about December 9, 2024, the following revisions will be made to the table in “Appendix A – Portfolios Available Under the Annuity” to reflect changes in the Subadvisors for certain Portfolios of the Advanced Series Trust. In addition, Portfolio expenses will be revised and are expected to lower each Portfolio’s effective management fee. More detailed information regarding the revised Portfolio expenses will be provided in a supplement at a later date.

Portfolio Name	Subadvisor Removal	Subadvisor Addition
AST Academic Strategies Asset Allocation Portfolio	Massachusetts Financial Services Company Wellington Management Company LLP	Putnam Investment Management LLC
AST Advanced Strategies Portfolio	LSV Asset Management	Putnam Investment Management LLC
AST Capital Growth Asset Allocation Portfolio	Massachusetts Financial Services Company Wellington Management Company LLP	Putnam Investment Management LLC
AST Preservation Asset Allocation	Massachusetts Financial Services Company Wellington Management Company LLP	Putnam Investment Management LLC

FLIAC-485B-SUP1

III (a). Mergers Pending Shareholder Approval:
Subject to shareholder approval, effective on or about the dates shown below (the “Merger Effective Date(s)”), the following Target Portfolios will be merged into the following Acquiring Portfolios. Upon completion of the mergers, all references to each of the Target Portfolios in the Prospectuses will be deleted and replaced with the corresponding Acquiring Portfolio.

Effective Date	Target Portfolio	Acquiring Portfolio
12/9/2024	AST T. Rowe Price Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
12/16/2024	AST Mid-Cap Growth Portfolio	AST Large-Cap Growth Portfolio
12/16/2024	AST Mid-Cap Value Portfolio	AST Large-Cap Value Portfolio
12/16/2024	AST Small-Cap Value Portfolio	AST Small-Cap Growth Portfolio
1/13/2025	AST Emerging Markets Equity Portfolio	AST International Equity Portfolio
1/27/2025	AST ClearBridge Dividend Growth Portfolio	AST Large-Cap Core Portfolio
AST Cohen & Steers Realty Portfolio
AST MFS Global Equity Portfolio
AST T. Rowe Price Natural Resources Portfolio
2/10/2025	AST Global Bond Portfolio	AST Core Fixed Income Portfolio
AST High Yield Portfolio

For each of the mergers listed above, on the Merger Effective Date, the Target Portfolio will no longer be available under your annuity contract, and any Account Value allocated to the Sub-account investing in each of the Target Portfolios will be transferred to the Sub-account investing in the corresponding Acquiring Portfolio, as noted above. Your Account Value in the units of the Sub-account investing in the Acquiring Portfolio will be equal to your Account Value of the units of the Sub-account invested in the Target Portfolio immediately prior to the merger.

Please note that you may transfer Account Value out of your Target Portfolio into an investment option available under your Annuity contract for a period of 60 days prior to the Merger Effective Date. Such transfers will be free of charge and will not count as one of your annual free transfers under your Annuity contract. Also, for a period of 60 days after the Merger Effective Date, any Account Value that was transferred to your Acquiring Portfolio as a result of the merger can be transferred into an investment option available under your Annuity contract free of charge and will not count as one of your annual free transfers. It is important to note that any investment option into which you make your transfer will be subject to the transfer limitations described in your Prospectus. Please refer to your Prospectus for detailed information about investment options.

After the Merger Effective Date, the Target Portfolios will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates a Target Portfolio will be deemed an instruction for the corresponding Acquiring Portfolio. This includes, but is not limited to, Systematic Withdrawals and Dollar Cost Averaging.

III (b). Portfolio Changes Contingent Upon Shareholder Approval of Mergers:
Contingent on shareholder approval of the mergers in Item III(a) above, the following changes to the Acquiring Portfolios will be implemented on the respective Merger Effective Dates. In addition, Portfolio expenses for certain Portfolios will be revised and are expected to lower each Portfolio’s effective management fee. More detailed information regarding the revised Portfolio expenses will be provided in a supplement at a later date.

●
Portfolio Name Changes
Current Portfolio Name	New Portfolio Name
AST Small-Cap Growth Portfolio	AST Small-Cap Equity Portfolio
AST Large-Cap Core Portfolio	AST Large-Cap Equity Portfolio

FLIAC-485B-SUP1

●
Portfolio Subadvisor Changes
Portfolio Name	Subadvisor Removal	Subadvisor Addition
AST Balanced Asset Allocation Portfolio	Massachusetts Financial Services Company Wellington Management Company LLP	Putnam Investment Management LLC
AST Large-Cap Growth Portfolio	Massachusetts Financial Services Company	J.P. Morgan Investment Management Inc. Putnam Investment Management LLC
AST Large-Cap Value Portfolio	Massachusetts Financial Services Company T. Rowe Price Associates, Inc. Wellington Management Company LLP	ClearBridge Investments, LLC Dimensional Fund Advisors LP J.P. Morgan Investment Management Inc. Putnam Investment Management LLC
AST Small-Cap Equity Portfolio (formerly AST Small-Cap Growth Portfolio)	Emerald Mutual Fund Advisers Trust Massachusetts Financial Services Company UBS Asset Management (Americas) LLC Victory Capital Management Inc.	Boston Partners Global Investors, Inc. Dimensional Fund Advisors LP Hotchkis and Wiley Capital Management, LLC TimesSquare Capital Management, LLC
AST International Equity Portfolio	LSV Asset Management	Putnam Investment Management LLC
AST Large-Cap Equity Portfolio (formerly AST Large-Cap Core Portfolio)	Massachusetts Financial Services Company	ClearBridge Investments, LLC Dimensional Fund Advisors LP

●
Portfolio Addition
The AST Large-Cap Equity Portfolio (the Acquiring Portfolio) will be added as an investment option to Annuity contracts that do not currently offer the Acquiring Portfolio. Accordingly, the following is added to the table in “Appendix A – Portfolios Available Under the Annuity” for Annuity contracts that do not currently offer the Acquiring Portfolio.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-Year	5-Year	10-Year
Equity	AST Large-Cap Equity Portfolio (formerly AST Large-Cap Core Portfolio)[1]♦ ClearBridge Investments, LLC Dimensional Fund Advisors LP J.P. Morgan Investment Management Inc. PGIM Quantitative Solutions, LLC	0.86%*	23.10%	12.69%	10.27%
* The Portfolio expenses will be revised and are expected to lower the Portfolio’s effective management fee. More detailed information regarding the revised Current Expenses will be provided in a supplement at a later date.

1 These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Sub-accounts for those variable annuity contracts and an AST bond Portfolio Sub-account or a fixed account (those AST bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Sub-accounts and the AST bond Sub-account or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:
(a)
a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;
(b)
the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)
  a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.
The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Before you allocate to the Sub-account with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.

♦   This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date.

If you have any questions or would like another copy of the current Annuity or Fund Prospectuses, please call us at 1-800-879-7012.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

FLIAC-485B-SUP1

PART C
OTHER INFORMATION

ITEM 27. EXHIBITS:

(a)

Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(b)	Not applicable. Fortitude Life Insurance & Annuity Company maintains custody of all assets.
(c)(1)

Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.

(2)	Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.
(3)

First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company (“Company”), and Prudential Annuities Distributors, Inc. (“Distributor”), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 23, 2011.

(d)(1)

Contract # ASXT165/crt(09/01)-01 et al for XTra Credit Eight (representative of contract forms used in each state). Schedule Page #XT8/crt (6/08)-4, filed via EDGAR with Form N-4, Registration Statement No. 333-150220, filed April 11, 2008.

(2)	Copy of Highest Period Value Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-96577, filed October 4, 2002.
(3)	Copy of Percentage of Growth Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-96577, filed October 4, 2002.
(4)	Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 7, 2003.
(5)	Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.
(6)	Copy of Rider for Lifetime Five Income Benefit incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement No. 333-71654, filed October 6, 2006.
(7)	Copy of Rider for Highest Daily Value Benefit, incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.
(8)	Copy of Rider for Spousal Lifetime Five Income Benefit, incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-96577, filed on November 16, 2005.
(9)	Copy of Rider for Highest Daily Lifetime Five Income Benefit, incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement No. 333-71654, filed October 6, 2006.
(10)	Copy of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.
(11)	Copy of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.
(12)	Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.
(13)	Copy of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.
(14)	Copy of rider for Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.
(15)	Copy of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator, filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.
(16)

Copy of Schedule Page for Highest Daily Lifetime Seven with Lifetime Income Accelerator, filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-150220, filed June 4, 2008.

(17)	Copy of Schedule Page for Highest Daily Lifetime Seven with Beneficiary Income Option, filed via EDGAR with Pre-Effective Amendment No. 3 to Registration Statement No. 333-150220, filed June 13, 2008.
(18)	Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.
(19)	Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.
(20)	Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.
(21)

Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(22)

Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(23)

Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(24)

Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(25)

Highest Daily Lifetime Seven with Beneficiary Income Option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(26)

Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(27)	Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.
(28)	Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.
(29)	Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.
(30)	Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.
(31)	Highest Daily Lifetime 6 Plus Benefit Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.
(32)	Highest Daily Lifetime 6 Plus Benefit Schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.
(33)	Highest Daily Lifetime 6 Plus w/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.
(34)	Highest Daily Lifetime 6 Plus w/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.
(35)	GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.
(36)	GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.
(37)	Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.
(38)	Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.
(39)	Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.
(40)	GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(41)	HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.
(42)	HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.
(43)	Amendatory Tax Endorsement, filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-150220, filed April 15, 2013.
(44)	END-REDOM-ANN (09/13) filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-150220, filed August 30, 2013.
(e)

Application #ASVAA(3/06) for XTra Credit Eight (representative of contract applications used in each state) filed VIA EDGAR with Post-Effective Amendment No. 38 to Registration Statement No. 333-150220, filed December 19, 2019.

(f)(1)

Amended and Restated Articles of Incorporation of Fortitude Life Insurance & Annuity Company, effective May 24, 2022 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-150220 filed April 26, 2023.

(2)

Second Amended and Restated Bylaws of Fortitude Life Insurance & Annuity Company, effective April 1, 2022 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-150220 filed April 26, 2023.

(g)(1)	Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.
(2)	The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.
(3)	The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.
(4)	Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.
(5)	Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.
(6)	Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to this Registration Statement No. 333-96577, filed April 20, 2007.
(7)	Pruco Reinsurance Ltd. for Highest Daily GRO incorporated by reference to filing via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-148265, filed May 2, 2008.
(8)

Pruco Reinsurance Ltd. for Highest Daily Lifetime Seven Income Benefit and Spousal Highest Daily Lifetime Seven Income Benefit incorporated by reference to filing via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-148265, filed May 2, 2008.

(9)	Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.
(10)	Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.
(11)	Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.
(12)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.
(13)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.
(14)	Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.
(15)	Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.
(16)	Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(h)(1)	Advanced Series Trust Participation Agreement dated January 19, 2022 filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-150220 filed April 19, 2022.
(2)	First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.
(3)	Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.
(4)	INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.
(5)	ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.
(6)	Wells Fargo Variable Trust filed via EDGAR with Initial Registration to this Registration Statement No. 333-49478, filed November 7, 2000.
(7)	The Prudential Series Fund Participation Agreement dated January 18, 2022 filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-150220 filed April 19, 2022.
(8)	Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to this Registration Statement No. 333-96577, filed April 20, 2007.
(9)	A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.
(10)	ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.
(11)	Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.
(12)	Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.
(13)	Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.
(i)(1)

Third Party Administration Agreement by and between Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America effective as of April 1, 2022 filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-150220 filed April 19, 2022.

(2)

109 Plan Third Party Administration Agreement by and between Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America effective as of April 1, 2022 filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-150220 filed April 19, 2022.

(j)	Not Applicable
(k)	Opinion and Consent of Counsel. Filed via EDGAR with Post-Effective Amendment No. 47 to Registration Statement No. 333-150220, filed April 25, 2024.
(l)(1)	Written Consent of Independent Registered Public Accounting Firm. (Filed Herewith)
(2)(a)

Powers of Attorney: Alon Neches, Brian T. Schreiber, Ciara A. Burnham, Douglas A. French, Jeffrey T. Condit, Kai Talarek, Richard Patching and Samuel J. Weinhoff. Filed via EDGAR with Post-Effective Amendment No. 47 to Registration Statement No. 333-150220, filed April 25, 2024.

(2)(b)	Power of Attorney: Greta Hager. (Filed Herewith)
(m)	Not Applicable
(n)	Not Applicable
(o)	Not Applicable

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR:

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITION AND OFFICES WITH DEPOSITOR
Alon Neches	President and Chief Executive Officer, Director
Jeffrey S. Burman	Executive Vice President, General Counsel, and Secretary
Ciara A. Burnham	Director
Sean F. Coyle	Executive Vice President and Chief Operating Officer
Douglas A. French	Director
Jeffrey P. Mauro	Executive Vice President and Chief Investment Officer
John M. McGregor	Executive Vice President
Brian P. Orndorff	Vice President and Director of Tax
Richard Patching	Director
Mark Retik	Senior Vice President, and P&L Business Leader
Jeffrey Condit	Principal Accounting Officer
Brian T. Schreiber	Chairman, and Director
Yi Yang	Executive Vice President, and Chief Risk Officer
Kai Talarek	Executive Vice President, and Chief Growth & Optimization Officer
James West	Executive Vice President, and Chief Actuary
Samuel J. Weinhoff	Director
Greta Hager	Executive Vice President, and Chief Financial Officer, Director
Alan Stewart	Senior Vice President, and Treasurer
Ellen Koke	Senior Vice President, Chief Compliance Officer, Privacy Officer, and Anti-Money Laundering Officer
Adam J. Greenhut	Senior Vice President, and Assistant Secretary
Richard Buckley	Senior Vice President, and Assistant Secretary
Steve Tizzoni	Senior Vice President, and Appointed Actuary
Elliott Franklin	Vice President, Chief Information Security Officer, and Security Officer
*	The address of each Director and Officer named is 10 Exchange Place, Suite 2210, Jersey City, New Jersey 07302.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:

FGH Parent, L.P. (Bermuda)(1)
Fortitude Group Holdings, LLC (Delaware)
Fortitude U.S. Reinsurance Company (Arizona) Fortitude Reinsurance Company Ltd. (Bermuda)
Fortitude Re Investments, LLC (Delaware)

Fortitude Group Services, Inc. (Delaware)
Fortitude Life & Annuity Solutions, Inc. (Delaware)
Fortitude P&C Solutions, Inc. (Delaware)
Fortitude Casualty Insurance Company (Arizona)
Fortitude Life Insurance & Annuity Company (Arizona)

Fortitude Life Insurance & Annuity Company Variable Account B (Arizona)
Fortitude Life Insurance & Annuity Company Variable Account E (Arizona)
Fortitude Life Insurance & Annuity Company Variable Account F (Arizona)
Fortitude Life Insurance & Annuity Company Index Strategies Separate Account (Arizona)
Fortitude Life Insurance & Annuity Company Variable Account D (Arizona)
Fortitude Life Insurance & Annuity Company Variable Account Q (Arizona)

Fortitude International Ltd. (Bermuda)
Fortitude International Reinsurance Ltd. (Bermuda) Fortitude Group Services Ltd. (Bermuda)
1.	This organizational chart is presented on the basis of FGH Parent, L.P. being the ultimate controlling party of the Fortitude Re group of companies. This organizational chart does not include limited partners of limited partnerships and non-managing members of limited liability companies and wholly owned investment subsidiary subcompanies. The general partner of FGH Parent, L.P. does not have control over FGH Parent, L.P. and is therefore excluded from this organizational chart. This organizational chart does not include other Carlyle portfolio company investments or other entities through which such investments are made.

ITEM 30. INDEMNIFICATION:

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Fortitude Life Insurance & Annuity Company (the Company), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of the Company’s By-law, Article VI relates to indemnification of officers and directors.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS:

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by the Company, among other insurers. The separate account, through which the variable annuities are issued, is the Fortitude Life Insurance & Annuity Company Variable Account B. In addition, PAD serves as principal underwriter for variable annuities issued by Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America. The separate accounts of those insurance companies are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Qualified Individual Variable Contract Account, The Prudential Individual Variable Contract Account, Prudential’s Annuity Plan Account, Prudential’s Investment Plan Account, and Prudential’s Annuity Plan Account-2.

(b) Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
Christina A. Hartnett One Corporate Drive Shelton, CT 06484	President and Chief Operating Officer
Anju Nanda One Corporate Drive Shelton, Connecticut 06484	Chairman, Chief Executive Officer and Director
Elizabeth K. Dietrich 213 Washington Street Newark, New Jersey 07102	Director
Donald Mallavia One Corporate Drive Shelton, Connecticut 06484	Director
Kevin M. Brayton 280 Trumbull Street Hartford, Connecticut 06103	Senior Vice President and Director
Jordan Thomsen 213 Washington Street Newark, New Jersey 07102	Chief Legal Officer and Secretary
Kevin Chaillet 655 Broad Street Newark, New Jersey 07102	Treasurer
Robert P. Smit 751 Broad Street Newark, New Jersey 07102	Chief Financial Officer and Controller
Shane T. McGrath One Corporate Drive Shelton, Connecticut 06484	Chief Compliance Officer and Vice President

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
Suzanne Amari One Corporate Drive Shelton, Connecticut 06484	Director
Amy M. Woltman 751 Broad Street Newark, New Jersey 07102	Vice President and Assistant Secretary
Jessica Conley 2101 Welsh Road Dresher, Pennsylvania 19025	Vice President
Kelly Florio 751 Broad Street Newark, New Jersey 07102	Anti-Money Laundering Officer

(c) Commissions received by PAD during 2023 with respect to all individual annuities issued by the Company.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	OTHER COMPENSATION
Prudential Annuities Distributors, Inc.*	$98,619,373.99	$-0-	$-0-	$-0-
*	PAD did not retain any of these commissions.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS:

Provided in the Registrant’s most recent report on Form N-CEN.

ITEM 33. MANAGEMENT SERVICES:

None.

ITEM 34. FEE REPRESENTATION:

The Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company under the Contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City and the State of New Jersey on this 22nd day of October 2024.

FORTITUDE LIFE INSURANCE & ANNUITY COMPANY VARIABLE ACCOUNT B REGISTRANT BY: FORTITUDE LIFE INSURANCE & ANNUITY COMPANY DEPOSITOR
By:	Alon Neches*
Alon Neches
President and Chief Executive Officer, Director
FORTITUDE LIFE INSURANCE & ANNUITY COMPANY DEPOSITOR
By:	Alon Neches*
Alon Neches
President and Chief Executive Officer, Director

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Alon Neches* Alon Neches	President and Chief Executive Officer, Director (Principal Executive Officer)	October 22, 2024
Ciara A. Burnham* Ciara A. Burnham	Director	October 22, 2024
Douglas A. French* Douglas A. French	Director	October 22, 2024
Richard Patching* Richard Patching	Director	October 22, 2024
Brian T. Schreiber* Brian T. Schreiber	Chairman, Director	October 22, 2024
Greta Hager* Greta Hager	Executive Vice President and Chief Financial Officer, Director (Principal Financial Officer)	October 22, 2024
Samuel J. Weinhoff* Samuel J. Weinhoff	Director	October 22, 2024
Jeffrey T. Condit* Jeffrey T. Condit	Principal Accounting Officer	October 22, 2024

By:	/s/ Richard E. Buckley
Richard E. Buckley
*	Executed by Richard E. Buckley on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

Exhibit No.	Description
(l)(1)	Written Consent of Independent Registered Public Accounting Firm.
(I)(2b)	Power of Attorney: Greta Hager